Bank Loans - Schedule of Bank Loans Comprised (Details)	6 Months Ended
	Sep. 30, 2025 SGD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 SGD ($)
Schedule of Bank Loans Comprised [Line Items]
Loans	$ 3,652,326	$ 2,831,261	$ 3,234,199
Mortgage loan I [Member]
Schedule of Bank Loans Comprised [Line Items]
Principal amount	$ 3,270,400
Maturity date	Jul. 31, 2030
Interest Rate	Fixed at 1.68% for first 2 years. Subsequent years- 1.30% to 2.00% over the applicable 3-month Compounded Singapore Overnight Rate Average (“SORA”)
Repayment method	Monthly repayment
Loans	$ 1,098,208	851,324	1,188,377
Mortgage loan II [Member]
Schedule of Bank Loans Comprised [Line Items]
Principal amount	$ 1,062,500
Maturity date	May 31, 2036
Interest Rate	1.30% to 2.00% over the applicable 3-month SORA
Repayment method	Monthly repayment
Loans	$ 650,835	504,523	670,829
Mortgage loan III [Member]
Schedule of Bank Loans Comprised [Line Items]
Principal amount	$ 887,000
Maturity date	Mar. 31, 2031
Interest Rate	1.30% to 2.00% over the applicable 3-month SORA
Repayment method	Monthly repayment
Loans	$ 523,950	406,163	565,504
Mortgage loan IV [Member]
Schedule of Bank Loans Comprised [Line Items]
Principal amount	$ 907,000
Maturity date	Aug. 31, 2036
Interest Rate	1.30% to 2.00% over the applicable 3-month SORA
Repayment method	Monthly repayment
Loans	$ 574,486	445,338	595,455
Mortgage loan V [Member]
Schedule of Bank Loans Comprised [Line Items]
Principal amount	$ 1,311,000
Maturity date	Mar. 21, 2040
Interest Rate	Fixed at 3.00% for first 2 years Subsequent years 3.00% over the applicable 3-month Compounded Singapore Overnight Rate Average (“SORA”)
Repayment method	Monthly repayment
Loans	$ 258,857	200,665	131,219
Term loan I [Member]
Schedule of Bank Loans Comprised [Line Items]
Principal amount	$ 960,000
Maturity date	Aug. 31, 2036
Interest Rate	1.30% to 2.00% over the applicable 3-month SORA
Repayment method	Monthly repayment
Loans	$ 64,271	49,822	66,617
Term loan II [Member]
Schedule of Bank Loans Comprised [Line Items]
Principal amount	$ 200,000
Maturity date	Aug. 31, 2036
Interest Rate	1.30% to 2.00% over the applicable 3-month SORA
Repayment method	Monthly repayment
Loans	$ 15,628	12,114	16,198
Term loan III [Member]
Schedule of Bank Loans Comprised [Line Items]
Principal amount	$ 350,000
Maturity date	Mar. 21, 2030
Interest Rate	Prevailing 3-month Cost of Funds plus 1.50%
Repayment method	Monthly repayment
Loans	$ 334,311	259,156
Trust receipts [Member]
Schedule of Bank Loans Comprised [Line Items]
Principal amount	$ 1,000,000
Maturity date	Nov. 26, 2025
Interest Rate	Prevailing Cost of Funds plus 1.50%
Repayment method
Loans	$ 131,780	$ 102,156